Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Mid Cap Growth Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr.	Portfolio Manager	2019
Justin Livengood	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Ronald J. Zibelli, Jr., Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.

•

Justin Livengood, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Small Cap Value Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Jonathan Edwards	Portfolio Manager (lead)	2019
Jonathan Mueller	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Jonathan Edwards (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2001.

•	Jonathan Mueller, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2001.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Value Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Kevin Holt Devin Armstrong Charles DyReyes James Warwick	Portfolio Manager (co-lead) Portfolio Manager (co-lead) Portfolio Manager Portfolio Manager	2019 2019 2019 2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Kevin Holt (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.

•	Devin Armstrong (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.

•

Charles DyReyes, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2015. From 2010 to 2015, he served as a senior equity analyst with Brandywine Global Investment Management.

•	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.